INCOME TAXES	12 Months Ended
Jun. 30, 2019
Income Taxes
INCOME TAXES

Canadian

Current Income Taxes

The major factors that cause variations from the Company’s combined federal and provincial statutory Canadian income tax rates were the following:

	June 30, 2019	June 30, 2018	June 30, 2017
Loss from Canadian operations	$(5,057,042)	$(4,860,659)	$(88,405)
Combined Canadian statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$(1,340,116)	$(1,288,075)	$(23,427)
Increase (decrease) in taxes resulting from:
Stock-based compensation expense	374,689	913,565	-
Other	11,671	4,790	-
Unrecognized benefit of non-capital losses	953,756	369,720	23,427
Provision for income taxes	$-	$-	$-

Deferred Income Taxes

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	June 30, 2019	June 30, 2018
Amounts related to tax loss carry forwards $	$8,467,000	4,868,000

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

Non-capital Losses

As at June 30, 2019, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $8,467,000 which may be applied against future Canadian taxable income and expire as detailed below. No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time. The Company is in the process of filing its corporate tax returns for the years ended June 30, 2015 to June 30, 2019. The net operating losses for these years will not be available to reduce future taxable income until the returns are filed.

2027	$536,000
2028	868,000
2029	911,000
2030	260,000
2031	251,000
2032	153,000
2033	25,000
2034	131,000
2035	177,000
2036	74,000
2037	88,000
2038	1,394,000
2039	3,599,000
$8,467,000

United States

Current Income Taxes

The major factors that cause variations from the Company’s combined United States federal and state level income tax rates were the following:

	June 30, 2019	June 30, 2018
	$	$
Loss from US operations	(772,238)	(5,274)
Combined federal and state level taxes	26.64%	26.21%
Expected income tax payable	(205,724)	(1,383)
Temporary difference, Equipment	34,826	(36,285)
Unrecognized benefit of non-capital losses	170,898	37,668
Provision for income taxes (recovery)	-	-

Deferred Income Taxes

Deferred tax assets have not been recognized in respect of the following United States deductible temporary differences:

	June 30, 2019	June 30, 2018
Amounts related to tax loss carry forwards $	$778,000	144,000

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

Non-capital Losses

As at June 30, 2019, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $778,000 which may be applied against future United States taxable income and expire as detailed below. No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time.

2038	$144,000
2039	634,000
$778,000